INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The Company’s intangible assets consist of the following:

	Software	Patents and Licenses	Total
Cost
At January 1, 2023	£49,613	£712,557	£762,170
Additions	-	98,436	98,436
At December 31, 2023	49,613	810,993	860,606
Additions	-	28,913	28,913
Write off of intangible assets	-	(165,635)	(165,635)
At December 31, 2024	49,613	674,271	723,884

Amortization
At January 1, 2023	46,661	162,493	209,154
Amortization expense	2,952	33,330	36,282
At December 31, 2023	49,613	195,823	245,436
Amortization expense	-	50,682	50,682
Write off of intangible assets - amortization	-	(38,496)	(38,496)
At December 31, 2024	49,613	335,149	384,762

Net book value
At December 31, 2024	£-	£466,262	£466,262

At December 31, 2023	£-	£615,170	£615,170